Finance Costs (Tables)	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
Summary of Finance Costs

	Years Ended December 31
	2021	2022	2023
	NT$ (In Millions)	NT$ (In Millions)	NT$ (In Millions)

Interest expense
Corporate bonds	$5,203.0	$14,116.1	$17,848.9
Lease liabilities	193.3	267.1	382.0
Bank loans	17.6	32.0	95.4
Others	0.3	1.7	2.8
Less: Capitalized interest under property, plant and equipment	-	(2,666.9)	(6,329.7)

	$5,414.2	$11,750.0	$11,999.4

Information about capitalized interest is as follows:

	Years Ended December 31
	2022	2023

Capitalization rate	0.56%-3.36%	1.08%-3.36%